Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	$ 53,530	$ 51,681
Fair value of plan assets at end of year	54,606	53,530
Pension Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	11,639	11,333
Realized gains (losses)	105	64
Unrealized gains (losses)	(175)	103
Transfers in	91	147
Transfers out	(3)	(6)
Purchases	9,338	235
Sales	(12,605)	(237)
Fair value of plan assets at end of year	8,390	11,639
Pension Assets | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	8,816	8,750
Realized gains (losses)	(150)	0
Unrealized gains (losses)	3	58
Transfers in	4	8
Transfers out	0	0
Purchases	9,114	0
Sales	(11,994)	0
Fair value of plan assets at end of year	5,793	8,816
Pension Assets | Fixed Income Funds | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	6	4
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Transfers in	51	5
Transfers out	(3)	(6)
Purchases	1	7
Sales	(2)	(4)
Fair value of plan assets at end of year	53	6
Pension Assets | Real Estate and Real Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	2,817
Fair value of plan assets at end of year	2,544	2,817
Pension Assets | Real Estate and Real Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	2,817	2,579
Realized gains (losses)	255	64
Unrealized gains (losses)	(178)	45
Transfers in	36	134
Transfers out	0	0
Purchases	223	228
Sales	(609)	(233)
Fair value of plan assets at end of year	2,544	2,817
Postretirement Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	4,145	4,277
Fair value of plan assets at end of year	3,843	4,145
Postretirement Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	32	13
Transfers in	3	28
Transfers out	(11)	(1)
Sales	(20)	(8)
Fair value of plan assets at end of year	4	32
Postretirement Assets | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	0	1
Transfers in	0	0
Transfers out	0	0
Sales	0	(1)
Fair value of plan assets at end of year	0	0
Postretirement Assets | Fixed Income Funds | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	32	12
Transfers in	3	28
Transfers out	(11)	(1)
Sales	(20)	(7)
Fair value of plan assets at end of year	4	32
Postretirement Assets | Real Estate and Real Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Transfers in	0	0
Transfers out	0	0
Sales	0	0
Fair value of plan assets at end of year	$ 0	$ 0